TRADE AND OTHER RECEIVABLES (Details) $ in Millions, Rp in Billions	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Trade and other receivables
Trade receivables	Rp 8,510		Rp 11,339
Other receivables	195		215
Total trade and other receivables	8,705	$ 611	11,554
Gross or Cost
Trade and other receivables
Trade receivables	16,312		19,699
Other receivables	446		442
Allowance for expected credit losses
Trade and other receivables
Trade receivables	(7,802)		(8,360)	Rp (6,207)
Other receivables	Rp (251)		Rp (227)